HARTFORD CORE EQUITY FUND
Hartford Core Equity Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 93 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HARTFORD CORE EQUITY FUND	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		2.50%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HARTFORD CORE EQUITY FUND		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees		0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Other expenses	[1]	0.15%	0.15%	0.14%	0.12%	0.25%	0.19%	0.14%	0.04%	0.13%	0.04%
Total annual fund operating expenses		0.75%	0.75%	1.49%	0.47%	1.10%	0.79%	0.49%	0.39%	0.48%	0.39%
Fee waiver and/or expense reimbursement	[2]	none	none	none	none	none	none	none	none	0.03%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.75%	0.75%	1.49%	0.47%	1.10%	0.79%	0.49%	0.39%	0.45%	0.39%
[1]	"Other expenses" for Class T are based on estimated amounts. "Other expenses" for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
[2]	Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to maintain the transfer agency fee for Class Y as follows: 0.06%. This contractual arrangement will remain in effect until February 29, 2020 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                 The Fund's operating expenses remain the same (except that the examples for Class Y reflect the expense limitation arrangement for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - HARTFORD CORE EQUITY FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	622	777	944	1,429
Class T	325	484	657	1,157
Class C	252	471	813	1,779
Class I	48	151	263	591
Class R3	112	350	606	1,340
Class R4	81	252	439	978
Class R5	50	157	274	616
Class R6	40	125	219	493
Class Y	46	151	266	601
Class F	40	125	219	493

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - HARTFORD CORE EQUITY FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	622	777	944	1,429
Class T	325	484	657	1,157
Class C	152	471	813	1,779
Class I	48	151	263	591
Class R3	112	350	606	1,340
Class R4	81	252	439	978
Class R5	50	157	274	616
Class R6	40	125	219	493
Class Y	46	151	266	601
Class F	40	125	219	493

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund invests in a diversified portfolio of common stocks of issuers located primarily in the United States. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The investment process is aided by a proprietary quantitative screening process that narrows the investment universe to companies that are consistent with the Fund’s investment strategy. The Fund’s portfolio seeks to be broadly diversified by industry and company. The Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be lower if the Fund’s operating expenses had not been limited during certain of the periods shown.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•    Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.27% (2nd quarter, 2009) Lowest -14.20% (3rd quarter, 2011)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

As of December 31, 2018, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to February 28, 2017 reflects the performance of Class I shares from March 31, 2015 through February 27, 2017 and Class A shares (excluding sales charges) prior to March 31, 2015. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2018 (including sales charges)
Average Annual Total Returns - HARTFORD CORE EQUITY FUND	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class A	Class A - Return Before Taxes	(7.30%)	7.89%	12.77%
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	(8.42%)	7.21%	12.35%
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(3.51%)	6.17%	10.69%
Class T	Class T - Return Before Taxes	(4.36%)	8.57%	12.12%
Class C	Class C - Return Before Taxes	(3.54%)	8.32%	12.57%
Class I	Class I - Return Before Taxes	(1.64%)	9.34%	13.52%
Class R3	Class R3 - Return Before Taxes	(2.26%)	8.79%	13.13%
Class R4	Class R4 - Return Before Taxes	(1.90%)	9.14%	13.46%
Class R5	Class R5 - Return Before Taxes	(1.66%)	9.45%	13.80%
Class R6	Class R6 - Return Before Taxes	(1.55%)	9.52%	13.86%
Class Y	Class Y - Return Before Taxes	(1.58%)	9.50%	13.86%
Class F	Class F - Return Before Taxes	(1.53%)	9.38%	13.54%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%